Other current liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
VAT and current taxes payable	$ 14.2	$ 9.9
Other current liabilities	2.6	6.2
Deferred mobilization and contract preparation revenue	$ 2.4	$ 2.6
Operating lease liability, current [extensible list]	Total	Total
Operating lease liability, current	$ 2.6	$ 3.1
Accrued payroll and severance	1.9	2.1
Total	$ 23.7	$ 23.9